CAPITAL LEASE OBLIGATIONS	9 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS [Text Block]

NOTE 9 - CAPITAL LEASE OBLIGATIONS

Effective November 10, 2008, the Company entered into a capital lease obligation for the purchase of a forklift that is payable in monthly payments of $1,193 including interest to Wells Fargo Equipment, Inc. The contract was completed when the purchase option was exercised November 2012. Effective May 10, 2012, the Company entered into two capital lease obligations for the purchase of a boom lift and a telehandler from Caterpillar Financial Services Corporation. The Boom Lift contract is payable in 36 monthly payments of $1,094 that began on June 11, 2012 and has an effective annual interest rate of 5.985%. The Telehandler contract is payable in 36 monthly payments of $3,155 that began on June 11, 2012 and has an effective annual interest rate of 6.14%. Both contracts with Caterpillar Financial Services Corporation have bargain purchase options at the end of the contracts scheduled for May 2015.

The scheduled future lease payments for the three contracts are presented as follows:

Capital Leases
Years ending December 31,	Amounts
2013	$50,997
2014	50,997
2015	21,249
Total future payments	123,243

Less: imputed interest portion	(8,926)
$114,317

Allocation of capital lease obligations:
Current portion	$45,278
Long-term portion	69,039
$114,317

At December 31, 2012, the net book value of the equipment under capital lease amounted to $125,908 ($155,000, less $29,092 accumulated amortization).